Financial instruments, Liquidity Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Contractual cash flows [abstract]
Total current and non-current payables	$ 8,552	$ 9,049	$ 5,216
Liquidity Risk [Member]
Contractual cash flows [abstract]
Payables	8,340	8,795
Lease liabilities	219	255
Total current and non-current payables	8,559	9,050
Liquidity Risk [Member] | Less than 1 Year [Member]
Contractual cash flows [abstract]
Payables	8,340	8,794
Lease liabilities	138	168
Total current and non-current payables	8,478	8,962
Liquidity Risk [Member] | 1-2 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease liabilities	38	87
Total current and non-current payables	38	87
Liquidity Risk [Member] | 2-5 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease liabilities	43	0
Total current and non-current payables	43	0
Liquidity Risk [Member] | More than 5 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease liabilities	0	0
Total current and non-current payables	$ 0	$ 0